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CR Prospectus | Royce Small-Cap Opportunity Fund
Royce Small-Cap Opportunity Fund
Investment Goal
Royce Small-Cap Opportunity Fund’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund

The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. Shares of the Fund purchased or held through a third party, such as a broker-dealer, bank, or other financial intermediary, may incur fees and expenses that are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CR Prospectus - Royce Small-Cap Opportunity Fund	Consultant Class	R Class
Maximum sales charge (load) imposed on purchases	none	none
at the time of purchase or redemption, whichever is less)	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CR Prospectus - Royce Small-Cap Opportunity Fund		Consultant Class	R Class
Management fees		1.00%	1.00%
Distribution and/or service (12b-1) fees		1.00%	0.50%
Other expenses		0.35%	0.35%
Total annual Fund operating expenses	[1]	2.35%	1.85%
Fee waivers and/or expense reimbursements	[2]	(0.11%)	none
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		2.24%	1.85%
[1]	The Fund’s total annual operating expense ratios are subject to change in response to changes in the Fund’s average net assets or for other reasons. A decline in the Fund’s average net assets can be expected to increase the impact of operating expenses on the Fund’s total annual operating expense ratios.
[2]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.24% through April 30, 2024.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - CR Prospectus - Royce Small-Cap Opportunity Fund - USD ($)	Consultant Class	R Class
1 Year	$ 227	$ 188
3 Years	723	582
5 Years	1,245	1,001
10 Years	$ 2,678	$ 2,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

Royce Investment Partners (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small- and micro-cap companies in an attempt to take advantage of what it believes are opportunistic situations for undervalued securities. Small-and micro-cap companies are those that have a market capitalization not greater than that of the largest company in the Russell 2000® Index at the time of its most recent reconstitution.

Such opportunistic situations may include turnarounds, emerging growth companies with interrupted earnings patterns, companies with unrecognized asset values, or undervalued growth companies. Although the Fund generally focuses on securities of small- and micro-cap companies it may, in certain market environments, invest an equal or greater percentage of its assets in securities of larger-cap companies and may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

The Fund invests at least 65% of its net assets in equity securities, under normal circumstances. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year-by-year over the last ten years (Consultant Class used for illustrative purposes—returns differ by Class). The Average Annual Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Value Index, the Fund’s primary benchmark index, and the Russell 2000 Index, the Fund’s secondary benchmark index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

Calendar Year Total Returns
Consultant Class (%)

Calendar Year Total Returns Consultant Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 38.57% (quarter ended 12/31/20) and the lowest return for a calendar quarter was -37.36% (quarter ended 3/31/20).

Average Annual Total Returns As of 12/31/22 (%)

The table also presents the impact of taxes on the Fund’s returns (Consultant Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information for all share classes may be obtained at www.royceinvest.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - CR Prospectus - Royce Small-Cap Opportunity Fund	1 Year	5 Years	10 Years
Consultant Class	(17.98%)	5.89%	9.43%
R Class	(17.54%)	6.44%	9.96%
After Taxes on Distributions | Consultant Class	(19.00%)	3.96%	6.96%
After Taxes on Distributions and Sale of Fund Shares | Consultant Class	(10.04%)	4.38%	7.14%
Russell 2000 Value Index (Reflects no deductions for fees, expenses, or taxes)	(14.48%)	4.13%	8.48%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	(20.44%)	4.13%	9.01%